1288715

07076762

SEC 1972 (6\99) **Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OBM controller number.**

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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OMB Number 3235-0076
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FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering: Unit Offering 7/07
[ ] check if this is an amendment and name has changed, and indicate change

Filing Under: [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [X] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (check if this is an amendment and name has changed, and indicate change.)
White Mountain Titanium Corporation
Address of Executive Offices:
Suite 2150, 1188 West Georgia Street
Vancouver, British Columbia
V6E 4A2 Canada
Telephone: (604) 408-2333

Address of Principle Business Operations
(if different from Executive Offices)

Brief Description of Business

Mining and distribution of titanium dioxide.

Type of Business Organization
[X] Corporation [ ] Limited partnership, already formed [ ] Other (please specify):
[ ] Business trust [ ] Limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 04 Year 98 [X] Actual [ ] Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: NV
CN for Canada; FN for other foreign jurisdiction

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signature.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA - cont. -

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or

Managing Partner
Full Name Flower, Brian

Business or Residence Address Suite 2150, 1188 West Georgia Street
Vancouver, British Columbia, V6E 4A2
Canada

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or

Managing Partner
Full Name Crosby, Howard M.

Business or Residence Address 6 East Rose Street
P.O. Box 2056
Walla Walla, WA 99362

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or

Managing Partner
Full Name Kurtanjek, Michael P.

Business or Residence Address 9 Church Lane
Copthorne, West Sussex,
England, RH1O 3PT

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or

Managing Partner
Full Name Lopez, Cesar

Business or Residence Address Enrique Foster Sur 20, Piso 19
Las Condes, Santiago, Chile

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or

Managing Partner
Full Name Jenkins, Charles E.

Business or Residence Address Suite 2150, 1188 West Georgia Street
Vancouver, British Columbia, V6E 4A2
Canada

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or

Managing Partner
Full Name Gieselman, Terese J.

Business or Residence Address Suite 2150, 1188 West Georgia Street
Vancouver, British Columbia, V6E 4A2
Canada

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? [ ] Yes [X] No

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? __N/A

-

3. Does the offering permit joint ownership of a single unit? [X] Yes [ ] No

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name Objective Equity

Business or Residence Address 245 Park Ave
24th Floor
New York, NY 10167

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ 7,700,000	$ 2,535,000
[x] Common [ ] Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other -		
Total	$ 7,700,000	$ 2,535,000

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

Aggregate

	Number Investors	Dollar Amount of Purchases
Accredited Investors	11	$ 2,535,000
Non-Accredited Investors	-0-	$ -0-
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS - cont. -

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[X] $	500
Printing and Engraving Costs	[X] $	500
Legal Fees	[X] $	2,500
Accounting Fees	[ ] $	
Engineering Fees	[ ] $	
Sales Commissions (specify finders' fees separately)	[X] $	194,800
Other Expenses (identify) State Filing Fees and Travel	[X] $	1,500
Total	[X] $	199,800

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ 2,335,200

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ]$	[ ]$
Purchase of real estate	[ ]$	[ ]$
Purchase, rental or leasing and installation of machinery and equipment	[ ]$	[ ]$
Construction or leasing of plant buildings and facilities	[ ]$	[ ]$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ]$	[ ]$
Repayment of indebtedness	[ ]$	[ ]$
Working Capital	[ ]$	[X]$ 2,335,200
Other (specify) [ ]$		
Column Totals	[ ]$ -0-	[ ] 2,335,200
Total Payments Listed (column totals added)	[ ]$ -0-	[ ] 2,335,200

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b) (2) of Rule 502.

Issuer (Print or Type)	Signature	Date
White Mountain Titanium Corporation	C. E. Jenkins	August 28, 2007
Name of Signer (Print or Type)	**Title (Print or Type)**	
Charles E. Jenkins	Chief Financial Officer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18U.S.C. 1001.)

END